Treasury stocks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Treasury stocks
Purchase price of treasury stock accounted for using the cost method	$ 2,500,000
Aggregate ordinary shares repurchased (in shares)	15,550,500	0
Total cash consideration for aggregate ordinary shares repurchased	$ 2,499,167